Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating
Net earnings (loss)	$ 1,148,696	$ (1,517,427)
Adjustments:
Accretion	43,552	35,318
Depletion and depreciation	571,688	580,461
Impairment (reversal) expense	(1,302,619)	1,682,344
Gain on business combinations	(17,198)	0
Unrealized loss on derivative instruments	181,094	100,955
Equity based compensation	41,565	42,906
Unrealized foreign exchange loss (gain)	64,963	(49,012)
Unrealized other expense	778	833
Deferred taxes	187,343	(374,313)
Asset retirement obligations settled	(28,525)	(14,278)
Changes in non-cash operating working capital	(56,884)	12,365
Cash flows from operating activities	834,453	500,152
Investing
Drilling and development	(339,390)	(352,481)
Exploration and evaluation	(35,406)	(14,721)
Acquisitions	(131,628)	(25,810)
Changes in non-cash investing working capital	36,724	(8,422)
Cash flows used in investing activities	(469,700)	(401,434)
Financing
(Repayments) borrowings on the revolving credit facility	(341,259)	22,183
Payments on lease obligations	(22,187)	(25,048)
Cash dividends	0	(117,737)
Cash flows used in financing activities	(363,446)	(120,602)
Foreign exchange loss on cash held in foreign currencies	(2,183)	(240)
Net change in cash and cash equivalents	(876)	(22,124)
Cash and cash equivalents, beginning of year	6,904	29,028
Cash and cash equivalents, end of year	6,028	6,904
Supplementary information for cash flows from operating activities
Interest paid	71,369	74,125
Income taxes paid	$ 13,212	$ 15,218